INVESTMENTS IN SUBSIDIARIES - Schedule of significant subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LATAM Airlines Perú S.A.
Investments In Subsidiaries [Line Items]
Ownership	99.81%	99.81%	99.81%
Lan Cargo S.A.
Investments In Subsidiaries [Line Items]
Ownership	99.8981%	99.8981%	99.8981%
Línea Aérea Carguera de Colombia S.A.
Investments In Subsidiaries [Line Items]
Ownership	90.46%	90.46%
Transporte Aéreo S.A.
Investments In Subsidiaries [Line Items]
Ownership	100.00%	100.00%	100.00%
Latam Airlines Ecuador S.A.
Investments In Subsidiaries [Line Items]
Ownership	100.00%	100.00%
Aerovías de Integración Regional S.A. Aires S.A.
Investments In Subsidiaries [Line Items]
Ownership	99.23168%	99.21764%
TAM Linhas aéreas S.A.
Investments In Subsidiaries [Line Items]
Ownership	100.00%	99.99935%
ABSA Aerolimhas Brasileiras S.A.
Investments In Subsidiaries [Line Items]
Ownership	100.00%	100.00%
Transportes Aéreos del Mercosur S.A.
Investments In Subsidiaries [Line Items]
Ownership	94.98%	94.98%